Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 83,227	$ 303,449	$ 680,302
Prepaid expenses	49,714	104,876	183,663
Total current assets	132,941	408,325	863,965
Investments held in Trust Account	18,698,001	18,276,649	140,404,628
Prepaid expenses – long term portion			97,945
Total Assets	18,830,942	18,684,974	141,366,538
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Accrued costs and expenses	691,955	367,408	442,564
Income taxes payable	245,222	137,633
Deferred income tax		18,790
Promissory note to Related Party	3,067,015	2,767,015
Total current liabilities	4,004,192	3,290,846	445,467
Due to related party			2,903
Deferred underwriting commissions	4,840,931	4,840,931	4,840,931
Total Liabilities	8,845,123	8,131,777	5,286,398
Commitments and Contingencies (see Note 7)
Redeemable Common Stock:
Class A common stock subject to possible redemption	18,582,427	18,283,387	140,386,985
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock value	81	81	81
Class B common stock value	346	346	346
Accumulated deficit	(8,597,035)	(7,730,617)	(4,307,272)
Total Stockholders’ Deficit	(8,596,608)	(7,730,190)	(4,306,845)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	$ 18,830,942	$ 18,684,974	$ 141,366,538